Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 164,199	$ 63,972
Trade accounts receivable, net	2,588	4,365
Due from related parties (Note 4)	55	667
Above market acquired charters (Note 6)	0	612
Prepayments and other assets	1,839	1,376
Inventories	3,434	2,740
Total current assets	172,115	73,732
Fixed assets
Advances for vessels under construction - related party (Note 5)	66,641	0
Vessels, net (Note 5)	1,120,070	1,176,819
Total fixed assets	1,186,711	1,176,819
Other non-current assets
Above market acquired charters (Note 6)	115,382	130,770
Deferred charges, net	3,887	5,451
Restricted cash (Notes 2, 7)	15,000	15,000
Total non-current assets	1,320,980	1,328,040
Total assets	1,493,095	1,401,772
Current liabilities
Current portion of long-term debt (Note 7)	5,400	5,400
Trade accounts payable	5,351	7,519
Due to related parties (Note 4)	17,497	13,686
Accrued liabilities	5,636	5,387
Deferred revenue, current (Note 4)	11,684	6,936
Total current liabilities	45,568	38,928
Long-term liabilities
Long-term debt (Note 7)	572,515	577,915
Deferred revenue	2,451	3,503
Total long-term liabilities	574,966	581,418
Total liabilities	620,534	620,346
Commitments and contingencies (Note 16)
Partners' capital
General Partner	15,602	12,310
Limited Partners - Common (104,079,960 and 88,440,710 units issued and outstanding at December 31, 2014 and 2013, respectively)	735,547	606,413
Limited Partners - Preferred (14,223,737 and 18,922,221 Class B units issued and outstanding at December 31, 2014 and 2013, respectively)	121,412	162,703
Total partners' capital	872,561	781,426
Total liabilities and partners' capital	$ 1,493,095	$ 1,401,772